Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Subsequent Event [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] CAD	Feb. 28, 2014 Subsequent Event [Member] 2013 Facility [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] 2013 Facility [Member] CAD	Jan. 31, 2014 Cangold Limited [Member] Subsequent Event [Member] USD ($) item	Dec. 31, 2013 Midas Gold Corp [Member]	Dec. 31, 2012 Midas Gold Corp [Member]	Feb. 28, 2014 Midas Gold Corp [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2014 Midas Gold Corp [Member] Subsequent Event [Member] CAD	Feb. 28, 2014 Midas Gold Corp [Member] Subsequent Event [Member] 2013 Facility [Member] USD ($)	Feb. 28, 2014 Midas Gold Corp [Member] Subsequent Event [Member] 2013 Facility [Member] CAD	Jan. 31, 2014 First Year [Member] Cangold Limited [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2014 Second Year [Member] Cangold Limited [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2014 Third Year [Member] Cangold Limited [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2014 Buyback Option [Member] Cangold Limited [Member] Subsequent Event [Member] USD ($)
Payment to be made under letter of interest			$ 50
Exclusivity period			90 days
Percentage of interest in joint venture to be earned									70.00%
Payments to acquire interest in joint venture									5,000,000							1,000	1,500	2,500	5,000
Number of payments									5
Period of payments									3 years
Percentage of additional interest in joint venture to be earned									30.00%
Additional payment to acquire interest in joint venture									3,000
Proceeds to be received from sale of joint venture interest			6,250	6,000
Payment due date			Jul. 31, 2014
Proceeds from sale of joint venture	7,000
Percentage of interest in joint venture to be returned upon election not to make payment			100.00%
Shares sold												16,000,000	16,000,000
Price per share													0.80
Aggregate gross proceeds from sale of shares												11,640	12,800
Cash fee paid to Agents and finder as a percentage of gross proceeds from sale of shares												6.00%	6.00%
Midas Gold shares held	82,275,217	81,563,498								31,802,615	31,802,615	15,802,615	15,802,615
Percentage of outstanding common shares	90.00%											12.40%	12.40%
Period during which shares are not to be sold												12 months	12 months
Shares held as security and released														16,000,000	16,000,000
Proceeds from sale of shares to be applied toward line of credit facility principal														5,000	5,516
Facility amount outstanding					$ 1,300	1,443	$ 1,300	1,443